Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Valuation allowance	$ 0	$ 0
Federal statutory income tax rate	21.00%
Unrecognized tax benefits	$ 151	83
Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward balance amount	$ 1,600	$ 300